Income Taxes (Current and Deferred) - Schedule of Reconciliation Between the Theoretical Tax Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Profit (loss) before tax from continuing operations	€ 1,777	€ 2,799	€ 453
Theoretical income tax from continuing operations	426	770	125
Income tax effect on increases (decreases) in variations:
Tax losses of the year not considered recoverable	3	17	10
Tax losses from prior years not recoverable (recoverable) in future years	(2)	(1)	(16)
Non-deductible goodwill impairment charge			66
Effect of change in IRES tax rate		25	31
Prior years' IRES	(26)	(38)	(20)
Other net differences, Tax facilities included	(55)	(26)	69
Effective income tax recognized in income statement from continuing operations, excluding IRAP tax	349	727	291
IRAP tax	141	153	112
Total effective income tax recognized in income statement from continuing operations	490	880	403
Effective income tax recognized in income statement from Discontinued operations/Non-current assets held for sale		48	320
Total effective income tax recognized in income statements	490	928	723
Brazil [member]
Income tax effect on increases (decreases) in variations:
Brazil: different rate compared to theoretical rate in force in Italy	34	11	51
Brazil: incentive on investments in the north-east of the country	€ (31)	€ (31)	€ (25)